Net Income (Loss) Per Share - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net income (loss)	$ (4,166)	$ (4,879)	$ (1,504)	$ (13,446)	$ 18,961
Basic shares:
Weighted-average common stock outstanding - basic			68,906	65,002	64,984
Diluted shares:
Weighted-average common stock outstanding - basic			68,906	65,002	64,984
Effect of potentially dilutive securities:
RSUs					7
Weighted-average common stock outstanding - diluted			68,906	65,002	64,991
Net income (loss) per share:
Basic			$ (0.02)	$ (0.21)	$ 0.29
Diluted			$ (0.02)	$ (0.21)	$ 0.29